AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS – December 31, 2020 – (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS – 98.4%
Australia – 8.3%

BHP Group, Ltd.	36,719	$1,196,265
Rio Tinto, Ltd.	13,859	1,217,303
Telstra Corp., Ltd.	470,216	1,081,172
Wesfarmers, Ltd.	29,429	1,144,355

		4,639,095

Bermuda – 0.0%

Peace Mark Holdings, Ltd.†(1)	800,000	0

Canada – 7.6%

BCE, Inc.	22,712	971,179
Manulife Financial Corp.	67,554	1,202,057
Nutrien, Ltd.	23,973	1,153,356
TC Energy Corp.	22,420	911,489

		4,238,081

Cayman Islands – 1.6%

China Resources Land, Ltd.	208,000	861,851

China – 1.6%

Sunac China Holdings, Ltd.	241,000	891,198

France – 7.4%

AXA SA	50,645	1,215,018
Danone SA	14,470	951,055
Orange SA	89,936	1,070,382
Sanofi	9,363	904,658

		4,141,113

Germany – 8.1%

Allianz SE	4,883	1,194,733
BASF SE	15,371	1,213,770
Deutsche Telekom AG	55,913	1,021,790
Muenchener Rueckversicherungs-Gesellschaft AG	3,689	1,092,538

		4,522,831

Hong Kong – 3.2%

China Mobile, Ltd.	147,300	841,764
Sun Hung Kai Properties, Ltd.	73,200	945,031

		1,786,795

Italy – 3.8%

Enel SpA	107,710	1,087,695
Snam SpA	182,044	1,022,285

		2,109,980

Japan – 13.5%

Bridgestone Corp.	29,800	978,901
Canon, Inc.	56,500	1,084,992
KDDI Corp.	37,300	1,107,713
Nippon Telegraph & Telephone Corp.	46,000	1,179,497
ORIX Corp.	75,800	1,176,342
SoftBank Corp.	83,900	1,051,825
Takeda Pharmaceutical Co., Ltd.	26,400	957,044

		7,536,314

Netherlands – 1.6%

Koninklijke Ahold Delhaize NV	31,643	893,604

Saudi Arabia – 1.7%

Saudi Arabian Oil Co.*	97,893	913,229

Singapore – 2.2%

DBS Group Holdings, Ltd.	64,300	1,216,227

South Korea – 2.5%

POSCO	5,591	1,401,013

Sweden – 1.7%

Telia Co AB	227,560	941,672

Switzerland – 9.7%

Adecco Group AG	17,683	1,185,688
LafargeHolcim, Ltd.	20,500	1,124,983
Novartis AG	10,773	1,017,518
Swisscom AG	1,762	949,168
Zurich Insurance Group AG	2,684	1,137,589

		5,414,946

Taiwan – 10.6%

Globalwafers Co., Ltd.	72,000	1,822,045
Hon Hai Precision Industry Co., Ltd.	350,000	1,142,872
Walsin Technology Corp.†	176,000	1,449,798
Yageo Corp.	79,000	1,456,063

		5,870,778

United Kingdom – 13.3%

BAE Systems PLC	161,708	1,081,542
British American Tobacco PLC	26,094	970,565
GlaxoSmithKline PLC	49,913	914,559
National Grid PLC	81,449	970,105
SSE PLC	59,995	1,236,563
Tesco PLC	341,051	1,076,751
Vodafone Group PLC	705,818	1,161,518

		7,411,603

Total Long-Term Investment Securities (cost $48,096,225)		54,790,330

REPURCHASE AGREEMENTS – 1.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $587,000 and collateralized by $598,800 of United States Treasury Notes, bearing interest at 0.13% due 12/31/2022 and having an approximate value of $598,800 (cost $587,000)	$587,000	587,000

TOTAL INVESTMENTS – (cost $48,683,225)	99.4%	55,377,330
Other assets less liabilities	0.6	326,397

NET ASSETS	100.0%	$55,703,727

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $913,229 representing 1.6% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
ADR	– American Depositary Receipt

1

Industry Allocation*
Cellular Telecom	9.3%
Telephone-Integrated	9.3
Medical-Drugs	6.8
Real Estate Operations & Development	4.9
Electronic Components-Misc.	4.7
Insurance-Life/Health	4.4
Insurance-Multi-line	4.2
Food-Retail	3.5
Semiconductor Equipment	3.3
Capacitors	2.6
Steel-Producers	2.5
Electric-Generation	2.2
Metal-Diversified	2.2
Banks-Commercial	2.2
Chemicals-Diversified	2.2
Diversified Minerals	2.1
Human Resources	2.1
Finance-Leasing Companies	2.1
Agricultural Chemicals	2.1
Retail-Building Products	2.1
Building Products-Cement	2.0
Insurance-Reinsurance	2.0
Electric-Integrated	2.0
Office Automation & Equipment	1.9
Aerospace/Defense	1.9
Gas-Transportation	1.8
Rubber-Tires	1.8
Tobacco	1.8
Telecom Services	1.7
Electric-Distribution	1.7
Food-Dairy Products	1.7
Oil Companies-Integrated	1.7
Pipelines	1.6
Repurchase Agreements	1.0

99.4%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$–	$–		$0	$0
Other Countries	4,238,081	50,552,249	**	–	54,790,330
Repurchase Agreements	–	587,000		–	587,000

Total Investments at Value	$4,238,081	$51,139,249		$0	$55,377,330

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

AIG Japan Fund

PORTFOLIO OF INVESTMENTS – December 31, 2020 – (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS – 99.4%
Aerospace/Defense-Equipment – 4.0%

IHI Corp.	31,800	$633,086

Airlines – 1.8%

Japan Airlines Co., Ltd.†	14,900	288,672

Auto-Heavy Duty Trucks – 0.9%

Hino Motors, Ltd.	16,000	137,047

Auto/Truck Parts & Equipment-Original – 3.8%

NGK Insulators, Ltd.	24,401	377,302
Stanley Electric Co., Ltd.	7,200	232,345

		609,647

Banks-Commercial – 2.4%

AEON Financial Service Co., Ltd.	32,000	387,290

Brewery – 2.5%

Asahi Group Holdings, Ltd.	9,728	400,973

Building & Construction-Misc. – 2.5%

Kumagai Gumi Co., Ltd.	15,921	402,404

Building Products-Doors & Windows – 2.0%

AGC, Inc.	8,825	308,202

Casino Services – 3.1%

Universal Entertainment Corp.†	21,100	487,667

Chemicals-Diversified – 3.6%

KH Neochem Co., Ltd.	12,600	334,567
Ube Industries, Ltd.	12,900	235,127

		569,694

Chemicals-Specialty – 1.4%

Shin-Etsu Chemical Co., Ltd.	1,305	228,458

Computer Services – 1.1%

Fujitsu, Ltd.	1,182	171,110

Computers-Integrated Systems – 0.9%

NS Solutions Corp.	4,900	144,424

Diversified Banking Institutions – 4.5%

Sumitomo Mitsui Financial Group, Inc.	23,200	717,880

Electronic Components-Misc. – 3.1%

Kyocera Corp.	3,990	244,893
Minebea Mitsumi, Inc.	12,203	242,780

		487,673

Electronic Parts Distribution – 1.1%

Otsuka Corp.	3,350	176,521

Engineering/R&D Services – 3.5%

JGC Holdings Corp.	25,100	236,094
Meitec Corp.	6,100	317,171

		553,265

Finance-Leasing Companies – 0.9%

ORIX Corp.	9,500	147,431

Food-Retail – 4.1%

Seven & i Holdings Co., Ltd.	18,311	650,253

Hotels/Motels – 0.9%

Kyoritsu Maintenance Co., Ltd.	3,733	139,214

Import/Export – 3.0%

Mitsubishi Corp.	19,200	473,488

Industrial Automated/Robotic – 4.0%

Fuji Machine Manufacturing Co., Ltd.	6,100	161,047
THK Co., Ltd.	14,720	476,136

		637,183

Insurance-Property/Casualty – 3.0%

Tokio Marine Holdings, Inc.	9,182	475,656

Machine Tools & Related Products – 1.1%

Amada Co., Ltd.	15,400	170,094

Machinery-Electrical – 2.9%

Hitachi, Ltd.	11,782	464,911

Machinery-General Industrial – 2.5%

Sumitomo Heavy Industries, Ltd.	16,100	398,865

Medical Products – 5.6%

Nipro Corp.	74,843	881,257

Medical-Drugs – 3.1%

Astellas Pharma, Inc.	31,798	491,580

Miscellaneous Manufacturing – 0.0%

Peace Mark Holdings, Ltd.†(1)	8,000	0

Printing-Commercial – 2.4%

Toppan Printing Co., Ltd.	26,700	377,000

Real Estate Operations & Development – 3.3%

Mitsui Fudosan Co., Ltd.	25,100	529,055

Retail-Drug Store – 1.7%

Matsumotokiyoshi Holdings Co., Ltd.	6,350	271,032

Retail-Restaurants – 1.7%

Sushiro Global Holdings, Ltd.	7,100	271,170

Rubber-Tires – 4.4%

Toyo Tire Corp.	45,542	693,745

Semiconductor Components-Integrated Circuits – 3.1%

Renesas Electronics Corp.†	46,209	484,868

Semiconductor Equipment – 0.8%

Ulvac Inc	3,000	128,526

Steel-Producers – 0.8%

Japan Steel Works, Ltd.	4,035	120,510

Telephone-Integrated – 1.9%

KDDI Corp.	10,300	305,883

Transport-Services – 2.4%

Kamigumi Co., Ltd.	20,773	379,655

Web Portals/ISP – 2.4%

Z Holdings Corp.	62,500	379,071

Wire & Cable Products – 1.2%

Furukawa Electric Co., Ltd.	7,196	194,348

Total Long-Term Investment Securities (cost $13,910,886)		15,768,808

REPURCHASE AGREEMENTS – 0.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $125,000 and collateralized by $127,500 of United States Treasury Notes, bearing interest at 0.13% due 12/31/2022 and having an approximate value of $127,500 (cost $125,000)	$125,000	125,000

1

TOTAL INVESTMENTS – (cost $14,035,886)	100.2%	15,893,808
Liabilities in excess of other assets	(0.2)	(25,289)

NET ASSETS	100.0%	$15,868,519

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

Country Allocation*
Japan	99.4%
United States	0.8

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$–	$–		$0	$0
Other Industries	–	15,768,808	**	–	15,768,808
Repurchase Agreements	–	125,000		–	125,000

Total Investments at Value	$–	$15,893,808		$0	$15,893,808

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2020–(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of December 31, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2020, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.